Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD
Related Party Transactions Schedule Of Related Party Transactions 1	$ 472,649
Related Party Transactions Schedule Of Related Party Transactions 2	458,976
Related Party Transactions Schedule Of Related Party Transactions 3	371,340
Related Party Transactions Schedule Of Related Party Transactions 4	18,845
Related Party Transactions Schedule Of Related Party Transactions 5	18,535
Related Party Transactions Schedule Of Related Party Transactions 6	34,002
Related Party Transactions Schedule Of Related Party Transactions 7	108,000
Related Party Transactions Schedule Of Related Party Transactions 8	0
Related Party Transactions Schedule Of Related Party Transactions 9	682,000
Related Party Transactions Schedule Of Related Party Transactions 10		0.50
Related Party Transactions Schedule Of Related Party Transactions 11	0
Related Party Transactions Schedule Of Related Party Transactions 12		0.85